Personnel Expenses - Schedule of Personnel Expenses (Detail) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Personnel Expenses [Abstract]
Salaries and other short-term employee benefits	$ 7,665,614	$ 10,416,896
Severance		813,365
Share-based compensation	3,712,415	2,283,756
Total personnel expense	$ 11,378,029	$ 13,514,017